Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

The components of loss before provision for income taxes for the years ended December 31, 2017, 2016 and 2015 are as follows (in thousands):

	December 31,
	2017	2016	2015
U.K.	$(29,978)	$(12,194)	$(13,648)
U.S.	329	(4)	—
Loss before taxes	$(29,649)	$(12,198)	$(13,648)

The Company did not record any income tax provision for the years ended December 31, 2016 and 2015.  For the year ended December 31, 2017, the Company recorded the following income tax provision as follows (in thousands):

December 31,
2017
Current expense (benefit):
Federal	$52
State	—
Foreign	—
Total current expense (benefit)	52
Deferred expense (benefit):
Federal	—
State	(15)
Foreign	—
Total deferred tax expense (benefit)	(15)

Total income tax expense (benefit)	$37

A reconciliation of income tax expense (benefit) at the statutory corporate income tax rate to the income tax expense (benefit) at the Company’s effective income tax rate is as follows (in thousands):

	December 31,
	2017	2016	2015
Tax (benefit) at statutory corporate rate	$(5,707)	$(2,439)	$(2,764)
Research and development expense	869	835	800
Valuation allowance	4,304	1,122	806
Tranche obligation liability	—	—	780
Change in tax law	537	437	356
State taxes, net of federal benefit	(15)	—	—
Foreign rate differential	49	—	—
Other	—	45	22
Income tax expense (benefit)	$37	$—	$—

Net deferred tax assets (liabilities) recognized in the Company’s consolidated balance sheet consist of the following (in thousands):

	December 31,
	2017	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$6,549	$2,109	$1,273
Intangibles amortization	18	19	28
Tax credits	15	—
Other	8	7	15
Total deferred tax assets	6,590	2,135	1,316
Deferred tax liabilities:
Depreciation and amortization	(52)	(51)	(45)
Total deferred tax liabilities	(52)	(51)	(45)
Less: valuation allowance	(6,523)	(2,084)	(1,271)
Net deferred tax asset (liability)	$15	$—	$—

As a company that carries out extensive research and development activities, the Company seeks to benefit from one or other of two U.K. research and development tax credit cash rebate regimes, the Small and Medium-sized Enterprises R&D Tax Credit Scheme (“SME Scheme”) and the and the Research and Development Expenditure scheme (“RDEC Scheme”).  Under the SME Scheme, the Company’s principal research subsidiary company, NightstaRx Limited, may be eligible to surrender the trading losses that arise from its research and development activities for a payable tax credit of up to approximately 33.4% of eligible research and development expenditures. Qualifying expenditures largely comprise employment costs for research staff, consumables and certain internal overhead costs incurred as part of research projects for which the Company does not receive income. Subcontracted research expenditures are eligible for a cash rebate of up to approximately 21.7%.

For certain periods where NightstaRx Limited is not eligible for the SME Scheme, NightstaRx Limited is eligible for the RDEC Scheme, whereby tax relief is given at 11% of allowable research and development costs, increasing to 12% from January 1, 2018.   The RDEC plan is more restrictive with qualifying expenditures mainly comprising of employment cost for research staff.

Based on criteria established by HMRC, management of NightstaRx Limited expects a proportion of expenditures being carried out by NightstaRx Limited in relation to its pipeline research, clinical trials management and manufacturing development activities is likely to be eligible for inclusion within one of these two tax credit cash rebate regimes. In consideration of correspondence with HMRC on most recent claims submitted, management of NightstaRx Limited have completed a reassessment of which scheme is applicable and the eligible costs recorded.

The Company has recorded U.K. research and development tax credit as an offset to research and development expense in the consolidated statements of operations and comprehensive loss of $2.5 million, $2.2 million for the years ended December 31, 2015 and 2016.  For the year ended December 31, 2017, the Company recorded an expense of $1.3 million to reduce R&D claims payable in accordance with correspondence with HMRC.

The Company has evaluated the positive and negative evidence bearing on its ability to realize the deferred tax assets. Management has considered the Company’s history of cumulative net losses incurred since inception and its lack of commercialization of any products or generation of any revenue from product sales since inception and has concluded that it is more likely than not that the Company will not realize the benefits of the deferred tax assets. Accordingly, a full valuation allowance has been established against the net deferred tax assets of December 31, 2017, 2016 and 2015. Management reevaluates the positive and negative evidence at each reporting period.

As of December 31, 2017, 2016 and 2015, the Company had $37.9 million, $12.4 million and $7.1 million, respectively, of gross U.K. net operating loss carryforwards, which do not expire.

The Company has not recorded any amounts for unrecognized tax benefits as of December 31, 2017, 2016 and 2015. The Company files income tax returns in the United Kingdom, United States and certain state and local jurisdictions. The income tax returns are generally subject to tax examinations for the tax years ended December 31, 2013 through December 31, 2017. There are currently no pending income tax return examinations.